                        ADVISOR'S EDGE VARIABLE ANNUITY

                                   Issued by

                    Peoples Benefit Life Insurance Company

                      Supplement Dated November 30, 2000
                                    to the
                         Prospectus dated May 1, 2000


     The way in which purchases are allocated during the applicable Right to Cancel Period under the Advisor's Edge Variable Annuity has changed. This change impacts the allocation of purchase payments for contracts issued in the state of Michigan only.

     All capitalized terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

     Paragraph two of the section "Allocation of Purchase Payment" appearing on page 15 of the prospectus is hereby amended in its entirety to read as follows:


     "If the state of issue of your Contract is Georgia, Idaho, Louisiana, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period."



                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
               Advisor's Edge Variable Annuity dated May 1, 2000

                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                   Issued by

                    Peoples Benefit Life Insurance Company

                      Supplement Dated November 30, 2000
                                    to the
                         Prospectus dated May 1, 2000


     The way in which purchases are allocated during the applicable Right to Cancel Period under the Advisor's Edge Select Variable Annuity has changed. This change impacts the allocation of purchase payments for contracts issued in the state of Michigan only.

     All capitalized terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

     Paragraph two of the section "Allocation of Purchase Payment" appearing on page 14 of the prospectus is hereby amended in its entirety to read as follows:


     "If the state of issue of your Contract is Georgia, Idaho, Louisiana, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period."



                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
            Advisor's Edge Select Variable Annuity dated May 1, 2000